INCOME TAX CREDIT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	$ (323,000)	$ 86,000	$ 37,000
Income from the Paycheck Protection Program loans		$ 4,400,000
Corporation tax rate	12.50%	12.50%	12.50%
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	$ 174,000	$ 109,000	$ 18,000
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	$ 497,000	$ 26,000	$ 81,000